Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	Beijing, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Ucommune International Ltd. (the “Company”) as of December 31, 2024 and 2025, the related consolidated statements of operations, comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.